Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2018
Share capital, share premium and own shares
Share capital, share premium and own shares

C10    Share capital, share premium and own shares

	2018			2017
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		£m	£m		£m	£m
At 1 January	2,587,175,445	129	1,948	2,581,061,573	129	1,927
Shares issued under share-based schemes	5,868,964	1	16	6,113,872	—	21
At 31 December	2,593,044,409	130	1,964	2,587,175,445	129	1,948

Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of shares, net of issue costs, and the nominal value of shares issued is credited to the share premium account.

At 31 December 2018, there were options outstanding under save as you earn schemes to subscribe for shares as follows:

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2018	4,885,804	901	p	1,455	p	2024
31 Dec 2017	6,448,853	629	p	1,455	p	2023

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of £170 million as at 31 December 2018 (31 December 2017: £250 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2018, 9.6 million (31 December 2017: 11.4 million) Prudential plc shares with a market value of £135 million (31 December 2017: £218 million) were held in such trusts all of which are for employee incentive plans. The maximum number of shares held during 2018 was 14.9 million which was in March 2018.

The Company purchased the following number of shares in respect of employee incentive plans. The shares purchased each month are as follows:

	Number	2018 share price			Number	2017 share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	£		£	£	£
January	51,555	19.18	19.40	996,536	62,388	15.83	16.02	989,583
February	55,765	17.91	18.10	1,004,362	65,706	15.70	16.09	1,052,657
March	55,623	18.25	18.54	1,025,238	70,139	16.40	16.54	1,159,950
April	1,664,334	16.67	17.95	29,113,556	3,090,167	16.58	16.80	51,369,760
May	63,334	18.91	19.38	1,216,136	55,744	17.50	17.62	979,645
June	181,995	18.21	18.65	3,335,725	182,780	17.52	18.00	3,269,447
July	55,888	17.68	17.86	993,779	51,984	17.72	17.93	927,452
August	60,384	18.04	18.10	1,090,283	55,857	18.30	18.73	1,025,802
September	82,612	16.95	16.98	1,400,868	51,226	17.45	17.97	912,151
October	148,209	15.62	16.84	2,477,127	136,563	17.99	18.22	2,483,879
November	67,162	15.95	15.96	1,071,633	53,951	18.38	18.40	992,123
December	73,744	13.99	14.30	1,045,278	53,519	18.26	18.47	986,000
Total	2,560,605			44,770,521	3,930,024			66,148,449

The Group has consolidated a number of authorised investment funds where it is deemed to control these funds under IFRS. Some of these funds hold shares in Prudential plc. The total number of shares held by these funds at 31 December 2018 was 3.0 million (31 December 2017: 6.4 million) and the cost of acquiring these shares of £20 million (2017: £71 million) is included in the cost of own shares. The market value of these shares as at 31 December 2018 was £42 million (31 December 2017: £121 million). During 2018, these funds made net disposals of 3,368,506 Prudential shares (2017: acquisitions of 372,029) for a net decrease of £50.5 million to book cost (2017: net increase of £9.4 million).

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above the Group did not purchase, sell or redeem any Prudential plc listed securities during 2018 or 2017.